Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock-Based Compensation
Stock-Based Compensation

Note 7. Stock-Based Compensation

The expense relating to stock options is recognized on a straight-line basis over the requisite service period, usually the vesting period, based on the grant-date fair value. The unamortized compensation cost, net of expected forfeitures, as of September 30, 2017 was $1.1 million related to stock options and is expected to be recognized as expense over a weighted-average period of approximately 1.9 years.  The expense related to restricted stock units (RSUs) is recognized over a three-to-five year vesting period and is based on the fair value of the underlying stock on the dates of grant.  The unamortized compensation cost, net of expected forfeitures, as of September 30, 2017 was $0.6 million related to RSUs and is expected to be recognized as expense over a weighted-average period of approximately 1.4 years.

For the three and nine months ended September 30, 2017 and 2016, there were no excess tax benefits associated with the exercise of stock options due to the Company’s loss positions.

Valuation Assumptions

There were no stock options granted during the three months ended September 30, 2017. The fair value of the Company’s stock options granted for the nine months ended September 30, 2017 and 2016 was estimated on the grant dates using the Black-Scholes valuation option-pricing model with the following assumptions:

	Nine Months Ended
	September 30,
	2017	2016
Risk-free interest rate	1.6%	1.0% - 1.2%
Volatility	70.2%	61.4% - 63.8%
Expected life (years)	4.0	4.0 - 5.0
Dividend yield	0%	0%

The risk-free interest rate was derived from the Daily Treasury Yield Curve Rates, as published by the U.S. Department of the Treasury as of the grant date for terms equal to the expected terms of the options. The expected volatility was based on the historical volatility of the Company’s stock price over the expected term of the options. The expected term of options granted was derived from historical data based on employee exercises and post‑vesting employment termination behavior. A dividend yield of zero is applied because the Company has never paid dividends and has no intention to pay dividends in the near future.

The stock‑based compensation expense recorded is adjusted based on estimated forfeiture rates. An annualized forfeiture rate has been used as a best estimate of future forfeitures based on the Company’s historical forfeiture experience. The stock‑based compensation expense will be adjusted in later periods if the actual forfeiture rate is different from the estimate.

Common Stock Options and Restricted Stock

A summary of the option and RSU activity under the Company’s Amended and Restated 2010 Equity Incentive Plan (the Plan) is presented below (in thousands, except exercise price):

		Options outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at January 1, 2017	114	522	$13.88
Additional shares authorized under the Plan	50	—	—
RSUs cancelled and returned to the Plan	5	—	—
Options granted	(1)	1	$2.36
Options cancelled and returned to the Plan	15	(15)	$6.94
Balance at March 31, 2017	183	508	$14.06
RSUs cancelled and returned to Plan	37	—	—
Options cancelled and returned to Plan	172	(172)	$10.20
Balance at June 30, 2017	392	336	$16.04
RSUs granted	(407)	—	—
RSUs cancelled and returned to Plan	8	—	—
Options cancelled and returned to Plan	88	(88)	$14.83
Balance at September 30, 2017	81	248	$16.47

The Company also has awarded options to new employees outside of the Plan and may continue to do so, as material inducements to the acceptance of employment with the Company, as permitted under the Listing Rules of the Nasdaq Stock Market. These grants must be approved by the compensation committee of the board of directors, a majority of the independent directors or, below a specified share level, by an authorized executive officer. As of September 30, 2017, there were no awards outstanding that had been granted outside of the Plan

A summary of RSU activity under the Plan is presented below (in thousands, except for fair value):

		Weighted
		Average
	Number of	Grant-Date
	Shares	Fair Value
Non-vested shares at January 1, 2017	148	$8.13
Vested	(54)	$11.64
Cancelled	(5)	$5.30
Non-vested shares at March 31, 2017	89	$6.16
Cancelled	(37)	$5.75
Non-vested shares at June 30, 2017	52	$6.46
Granted	407	$0.93
Vested	(66)	$0.95
Cancelled	(8)	$5.30
Non-vested shares at September 30, 2017	385	$1.58

In the nine months ended September 30, 2017, the Company paid approximately $22,000 for employee income taxes related to net share settlement of vested RSUs.

The total intrinsic value of the RSUs outstanding as of September 30, 2017 was $0.4 million.

The following table summarizes significant ranges of outstanding and exercisable options as of September 30, 2017 (in thousands, except contractual life and exercise price):

	Options Outstanding			Options Exercisable
		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average	Aggregate
	Number	Life	Exercise	Number	Exercise	Intrinsic
Range of Exercise Price	Outstanding	(in Years)	Price	Exercisable	Price	value
$2.36 - $7.19	19	6.44	$5.07	12	$5.30
$7.20 - $16.99	122	8.35	$7.20	49	$7.20
$17.00 - $20.49	4	3.79	$17.00	4	$17.00
$20.50 - $30.89	45	7.42	$20.50	39	$20.50
$30.90 - $41.89	41	0.61	$36.44	41	$33.41
$41.90 - $46.20	17	4.16	$44.01	17	$44.01
$2.36 - $46.20	248	6.40	$16.47	162	$21.34	$—
Vested and expected to vest	240	6.32	$16.77			$—
Exercisable	162	5.11	$21.34			$—

There were no stock options exercised during the nine months ended September 30, 2017 or 2016.

Employee Stock Purchase Plan

In June 2010, the Company’s stockholders approved the 2010 Employee Stock Purchase Plan (ESPP). A total of 200,000 shares of common stock were initially reserved for issuance under the ESPP in 2010. On September 1, 2010, the Company commenced the first offering period under the ESPP. In May 2015, the Company’s stockholders approved an amendment increasing the number of shares reserved for issuance by 200,000 shares. The ESPP, which is intended to qualify under Section 423 of the Internal Revenue Code, is administered by the board of directors or the compensation committee of the board of directors. The ESPP provides that eligible employees may purchase up to $25,000 worth of the Company’s common stock annually over the course of two six-month offering periods. The purchase price to be paid by participants is 85% of the price per share of the Company’s common stock either at the beginning or the end of each six-month offering period, whichever is less.

In February 2017, the Compensation Committee of the Board of Directors elected to suspend the ESPP plan.  ESPP Plan participants were refunded their payroll contributions for the then open purchase period.

Note 5: Stock-Based Compensation

Equity Compensation Plans

Common Stock Option Plans

In 2000, the Company adopted the 2000 Stock Plan, which was amended in 2004 (Amended 2000 Plan), and terminated in 2010. As of December 31, 2016, no options were available for future issuance under the Amended 2000 Plan, as the remaining options outstanding under the Amended 2000 Plan expired in June 2016.

In June 2010, the Company’s stockholders approved the 2010 Equity Incentive Plan, which was amended in 2014 (Amended 2010 Plan). The Amended 2010 Plan authorizes the board of directors or the compensation committee of the board of directors to grant a broad range of awards including stock options, stock appreciation rights, restricted stock, performance-based awards, and restricted stock units. Under the Amended 2010 Plan, 400,000 shares were initially reserved for issuance. In June 2014, the Company’s stockholders approved an amendment increasing the number of shares reserved for issuance by 150,000 shares.  In addition, the terms of the Amended 2010 Plan provide for an automatic annual increase in the share reserve of 50,000 on January 1 of each year. The Amended 2010 Plan has a 10 year term and provides for annual option grants or other awards to non-employee directors to acquire up to 4,000 shares and for a one-time grant of an option or other award to a non-employee director to acquire up to 12,000 shares upon initial appointment or election to the board of directors. The term of options granted under the Amended 2010 Plan may not exceed ten years. The term of all incentive stock options granted to a person who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of the Company’s stock may not exceed five years.

The exercise price of stock options granted under the Amended 2010 Plan must be at least equal to the fair market value of the shares on the date of grant. Generally, options granted under the Amended 2010 Plan will vest over a four-year period and will have a six or ten-year term. In addition, the Amended 2010 Plan provides for automatic acceleration of vesting for options granted to non-employee directors upon a change of control of the Company.

The Amended 2000 Plan and Amended 2010 Plan are referred to collectively as the “Plans.”

The Company may also award shares to new employees outside the Plans, as material inducements to the acceptance of employment with the Company, as permitted under the Listing Rules of the Nasdaq Stock Market. These grants must be approved by the compensation committee of the board of directors, a majority of the independent directors or, below a specified share level, by an authorized executive officer. As of December 31, 2016, no such grants were outstanding.

Employee Stock Purchase Plan

In June 2010, the Company’s stockholders approved the 2010 Employee Stock Purchase Plan (ESPP). A total of 200,000 shares of common stock were initially reserved for issuance under the ESPP in 2010. On September 1, 2010, the Company commenced the first offering period under the ESPP. In May 2015, the Company’s stockholders approved an amendment increasing the number of shares reserved for issuance by 200,000 shares. The ESPP, which is intended to qualify under Section 423 of the Internal Revenue Code, is administered by the board of directors or the compensation committee of the board of directors. The ESPP provides that eligible employees may purchase up to $25,000 worth of the Company’s common stock annually over the course of two six-month offering periods. The purchase price to be paid by participants is 85% of the price per share of the Company’s common stock either at the beginning or the end of each six-month offering period, whichever is less.

On February 29, 2016, approximately 37,300 shares of common stock were issued at an aggregate purchase price of $197,000 under the ESPP. On August 31, 2016, approximately 31,900 shares of common stock were issued at an aggregate purchase price of $167,000 under the ESPP.  As of December 31, 2016, there were approximately 150,000 shares authorized and unissued under the ESPP. In February 2017, the Company’s board of directors canceled the current purchase period under the ESPP, decided not to authorize a new purchase period and directed the Company to refund payroll contributions made under the ESPP during the purchase period that began September 1, 2016.

Stock-Based Compensation Expense

The unamortized compensation cost, net of expected forfeitures, as of December 31, 2016 was $2.6 million related to stock options and is expected to be recognized as expense over a weighted average period of approximately 2.6 years. The unamortized compensation cost, net of expected forfeitures, as of December 31, 2016 was $0.6 million related to restricted stock units and is expected to be recognized as expense over a weighted average period of approximately 2.0 years. For the year ended December 31, 2016 the fair value of options and awards vested was approximately $2.0 million.

The Company is required to present the tax benefits resulting from tax deductions in excess of the compensation cost recognized from the exercise of stock options as financing cash flows in the consolidated statements of cash flows. For the years ended December 31, 2016, 2015 and 2014, there were no such tax benefits associated with the exercise of stock options.

Valuation Assumptions and Expense Information for Stock-based Compensation

The fair value of the Company’s share-based payment awards for the years ended December 31, 2016, 2015 and 2014 was estimated on the grant dates using the Black-Scholes valuation option-pricing model with the following assumptions:

	Year Ended December 31,

Employee stock options:	2016	2015	2014
Risk-free interest rate	1% - 2.1%	0.6% -1.7%	1.3% - 1.7%
Volatility	61.4% - 65.0%	55.7% - 59.3%	53.7% - 57.5%
Expected life (years)	3.0 - 5.0	3.0 - 5.0	4.0 - 5.0
Dividend yield	0%	0%	0%

The risk-free interest rate was derived from the Daily Treasury Yield Curve Rates as published by the U.S. Department of the Treasury as of the grant date for terms equal to the expected terms of the options. The expected volatility was based on the historical volatility of the Company’s stock price over the expected term of the options. The expected term of options granted was derived from historical data based on employee exercises and post-vesting employment termination behavior. A dividend yield of zero is applied because the Company has never paid dividends and has no intention to pay dividends in the near future.

The stock-based compensation expense recorded is adjusted based on estimated forfeiture rates. An annualized forfeiture rate has been used as a best estimate of future forfeitures based on the Company’s historical forfeiture experience. The stock-based compensation expense will be adjusted in later periods if the actual forfeiture rate is different from the estimate.

Common Stock Options and Restricted Stock

A summary of option activity under the Plans is presented below (in thousands, except exercise price):

		Options outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at January 1, 2014	42	672	$38.64
Additional shares authorized under the Amended 2010 Plan	200	—	—
Restricted stock units granted	(50)	—	—
Options granted	(17)	17	$35.34
Options cancelled and returned to Plan	49	(49)	$43.08
Options exercised	—	(41)	$30.64
Options expired	(48)	—	$43.20
Balance at December 31, 2014	176	599	$38.73
Additional shares authorized under the Amended 2010 Plan	50	—	—
Restricted stock units cancelled and returned to Plan	2	—	—
Options granted	(154)	154	$20.22
Options cancelled and returned to Plan	70	(70)	$35.23
Options exercised	—	(8)	$16.37
Options expired	(38)	—	$32.00
Balance at December 31, 2015	106	675	$35.14
Additional shares authorized under the Amended 2010 Plan	50	—	—
Restricted stock units granted	(144)	—	—
Restricted stock units cancelled and returned to Plan	7	—	—
Options granted	(384)	384	$6.96
Options cancelled and returned to Plan	479	(479)	$35.64
Options cancelled and expired	—	(58)	$44.80
Balance at December 31, 2016	114	522	$13.88

A summary of the inducement grant option activity is presented below (in thousands, except exercise price):

	Options Outstanding
		Weighted
		Average
	Number of	Exercise
	Shares	Prices
Balance at January 1, 2014	318	$44.23
Granted	41	$36.80
Exercised	(7)	$25.87
Expired	(129)	$55.75
Balance at December 31, 2014	223	$36.78
Exercised	(52)	$15.48
Expired	(7)	$31.79
Balance at December 31, 2015	164	$43.74
Cancelled	(164)	$43.74
Balance at December 31, 2016	—	$—

On July 26, 2016, the Company initiated a one-time option exchange program pursuant to which employees (excluding the chief executive officer and non-employees, including members of the Company’s board of directors) who held certain options to purchase shares of the Company’s common stock (such options, eligible options) were given the opportunity to exchange such eligible options for a lesser number of replacement options with a lower exercise price.  Upon the expiration of the option exchange program on August 23, 2016, the Company accepted for cancellation exchanged options to purchase an aggregate of 456,995 shares of common stock and issued replacement options covering 334,027 shares of common stock from the Amended 2010 Plan. The exchanged eligible options included options to purchase 113,531 shares of the Company’s common stock, which were originally inducement grants. The replacement options have an exercise price of $7.20 per share and vest monthly over three years.  This one-time option exchange was treated as a modification for accounting purposes and resulted in incremental expense of approximately $926,000, which was calculated using the Black-Scholes option pricing model. The incremental expense and the unamortized expense remaining on the exchanged options are being amortized over the three-year vesting period of the replacement options.

A summary of restricted stock unit activity under the Plans is presented below (in thousands, except fair value):

		Weighted
		Average
	Number of	Grant-Date
	Shares	Fair Value
Non-vested shares at January 1, 2014	2	$44.60
Granted	50	$46.11
Vested	(13)	$45.83
Cancelled	—	$46.20
Non-vested shares at December 31, 2014	39	$46.11
Vested	(13)	$45.97
Cancelled	(2)	$46.20
Non-vested shares at December 31, 2015	24	$46.17
Granted	144	$5.30
Vested	(12)	$46.06
Cancelled	(8)	$15.67
Non-vested shares at December 31, 2016	148	$8.13

The total intrinsic value of the restricted stock units outstanding as of December 31, 2016 was $0.3 million.

The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2016 (in thousands, except contractual life and exercise price):

	Options Outstanding			Options Exercisable
		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average	Aggregate
	Number	Life	Exercise	Number	Exercise	Intrinsic
Range of Exercise Price	Outstanding	(in Years)	Price	Exercisable	Price	value
$3.80 - $7.19	45	8.68	$5.12	8	$5.30
$7.20 - $16.99	325	9.39	$7.20	36	$7.20
$17.00 - $30.99	84	6.33	$22.39	66	$22.92
$31-00 - $54.29	58	2.72	$38.41	57	$38.32
$54.30 - $61.09	6	0.50	$54.30	6	$54.30
$61.10 - $61.10	4	0.32	$61.10	4	$61.10
$3.80 - $61.10	522	7.82	$13.88	177	$25.83	$—
Vested and expected to vest	522	7.82	$14.34			$—
Exercisable	177	5.38	$25.83			$—

There were no stock options exercised during the year ended December 31, 2016.  The aggregate intrinsic value of employee stock options exercised during the years ended December 31, 2015 and 2014 was $0.3 million and $0.8 million, respectively.